SEMI ANNUAL REPORT

                                                                   JUNE 30, 1999


MUTUAL SHARES FUND


[LOGO]
Franklin(R) Templeton(R)

[COVER ILLUSTRATION OF "M"]

PAGE

[FIFTY YEAR GRAPHIC]


Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long- term perspective and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.


[PHOTO OF PERTA A . ANGERMAN]


PETER A. LANGERMAN
Chief Executive Officer
Franklin Mutual Advisers, Inc.


[PHOTO OF ROBERT L. FRIEDMAN]

ROBERT L. FRIEDMAN
Chief Investment Officer
Franklin Mutual Advisers, Inc.

PAGE


SHAREHOLDER LETTER



Dear Shareholder:

We are pleased to bring you this semiannual report of the Mutual Shares Fund for the six months ended June 30, 1999, during which the fund's Class Z shares appreciated 16.84%. And we are also pleased to report that all of our Mutual Series funds delivered results for the period under review that compared very favorably to commonly cited indexes.

Throughout the first few months of 1999, conventional wisdom still largely favored growth investors versus value investors such as ourselves. Stocks of companies with the biggest capitalizations and ".com" stocks seemed to go up largely without regard to fundamental valuations. One only had to listen to tales from the growing legion of day traders to be convinced that a so-called "new paradigm" had taken hold. However, beginning in April, internet stocks lost a bit of their luster, some large-cap growth names sputtered, and media pundits (who love to perceive new trends) began to declare that value was back in vogue. We even received a number of calls from reporters asking whether we felt vindicated about the market's "return to value."

As you know, we have never been slaves to conventional wisdom, nor wavered in our belief that fundamental



CONTENTS

Shareholder Letter ........... 1
Fund Report .................. 4
Performance Summary .......... 8
Financial Highlights &
Statement of Investments .....10
Financial Statements .........24
Notes to Financial
Statements ...................28


FUND CATEGORY
[PYRAMID GRAPHIC]


PAGE

Although pure theme or momentum investing may work in the short term, it is not, in our opinion, sustainable over the long term.

research, solid underlying valuations, and good stock picking always have and always will make a real difference. Although pure theme or momentum investing may work in the short term, it is not, in our opinion, sustainable over the long term. Our value investing philosophy embodies this approach, and we believe that we will make money for our shareholders over time by sticking to our discipline, whether value investing is "in" or "out." We need, of course, to be mindful of changes in society and of how business valuations change, but the biggest mistake we could make would be to try to follow the latest investment fad. We always try to buy stocks that others have given up on because of a short-term problem that masks fundamental strengths or just because the stocks "aren't moving."

One outgrowth of investors' increasing accessibility to information and their ability to react to such information has been greater market volatility, at least in the short term. We like volatility in the markets, although not in our performance, because it creates opportunity for contrarian investors like us to capitalize on someone else's overreaction, and it often works to our advantage.

Our performance this year does not merely reflect value's being back in style. In fact, markets may be only at the early stages of a rebalancing in favor of value and the medium- or smaller-cap companies. You may recall that late last year we appointed specific portfolio managers for each of our funds, to improve the day-to-day implementation of our investing philosophy. The revised portfolio management structure is working very well. Driven by an intensive focus on bottom-up stock picking, our portfolio managers and research team are responsible for the fund's strong performance record during the period under review.

2
PAGE


Through strong as well as rocky markets, we pay attention to the fundamentals because that is what matters.

In June, Mutual Shares, our oldest fund, celebrated its 50th anniversary, and our underlying investment discipline for all our funds remains the same as always - buy stocks at discounts to asset value in order to produce steady, absolute returns over long periods with minimal risk and volatility. Through strong as well as rocky markets, we pay attention to the fundamentals because that is what matters. This gives us the conviction to buy stocks that we believe have value even when conventional wisdom may say otherwise.

On the following pages, you'll find a report from Lawrence Sondike and David Marcus, Mutual Shares Fund's portfolio managers, with specific comments about portfolio developments this year. We welcome your comments, either through regular mail or by email at mutualseries@frk.com.



Sincerely,



/s/PETER A. LANGERMAN
------------------------------
Peter A. Langerman
Chief Executive Officer
Franklin Mutual Advisers, Inc.



/s/ROBERT L. FRIEDMAN
------------------------------
Robert L. Friedman
Chief Investment Officer
Franklin Mutual Advisers, Inc.

                                                                               3
PAGE

FUND REPORT

[THIS CHART SHOWS IN PIE FORMATTHE U.S. EXPOSURE OF MUTUAL SHARES FUND, BASED ON TOTAL NET ASSETS AS OF 6/30/99]


U.S. EXPOSURE
Based on Total Net Assets
6/30/99

[PIE CHART]

United States -   79.1%
Other Countries - 20.9%

--------------------------------------------------------------------------------
YOUR FUND'S GOAL: MUTUAL SHARES FUND SEEKS CAPITAL APPRECIATION, WITH INCOME AS A SECONDARY OBJECTIVE, BY INVESTING PRIMARILY IN COMMON AND PREFERRED STOCKS, BONDS, AND CONVERTIBLE SECURITIES. THE FUND MAY ALSO INVEST IN FOREIGN SECURITIES.
--------------------------------------------------------------------------------

During the first six months of 1999, which were marked by low inflation, rising interest rates, and moderate economic growth, Mutual Shares Fund's Class Z shares produced a cumulative total return of 16.84%, as shown in the Performance Summary on page 9. This compares favorably with most of the broader market indexes, including the unmanaged Standard & Poor's(R) 500 Composite Index, which rose 12.38%, and the unmanaged S&P Mid-Cap 400 Index, up 6.83%. The strong performance of the fund was due largely to our disciplined value and special situations approach.

Several of our largest positions, including Lucas Varity PLC, Morton International Inc., Telecom Italia SpA, di Risp, and MediaOne Group Inc., received takeover bids in the first half of the year, at significant premiums to the prices at which the stocks had been trading. We had identified these investments previously through detailed, fundamental analysis of companies with attractive assets whose stocks were trading at large discounts to our assessment of their true worth. Two more of our

You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 14 of this report.

4

PAGE

big gainers were Canary Wharf Group PLC and Telephone & Data Systems Inc., both of which are in the special situations category. Canary Wharf owns an extensive real estate project in London. The fund initially invested in the project more than three years ago. In March of this year, the company completed its initial public offering, and its stock has performed very well. Telephone & Data Systems, a wireless and wireline telephone company, was trading at 50% of its intrinsic value; the company's announcement to sell or spin off one of its assets helped narrow this discount.

In the U.S., undervalued asset plays we favored included Bank One Corp., Lockheed Martin Corp., and Washington Post Co., B. Bank One owns First USA, an outstanding credit card and consumer banking business which is not fully reflected in its share price. Lockheed Martin, the nation's largest defense company, generates substantial free cash flow, while Washington Post, a well-respected media company, owns attractive, and we believe underappreciated, cable assets.

In Europe, we purchased shares in Lagardere SCA and Invensys PLC because we felt they were undervalued. Lagardere, the French media and aerospace conglomerate, has taken significant steps to improve values, while Invensys PLC, the product of the merger between BTR PLC and Siebe PLC, is a world leader in automation and controls.



[THIS CHART LISTS THE TOP 10 HOLDINGS, INCLUDING INDUSTRY AND COUNTRY, OF MUTUAL SHARES FUND, BASED ON TOTAL NET ASSETS AS OF 6/30/99]


  TOP 10 HOLDINGS
  6/30/99

  COMPANY,                         % OF TOTAL
  INDUSTRY, COUNTRY                NET ASSETS
  -------------------------------------------
  Investor AB, A&B,
  Multi-Industry, Sweden                2.9%

  Bank One Corp.,
  Banking, U.S.                         2.6%

  Canary Wharf Group PLC,
  Real Estate, United Kingdom           2.5%

  Telephone & Data Systems Inc.,
  Telecommunications, U.S.              2.2%

  First Union Corp.,
  Banking, U.S.                         1.7%

  Lockheed Martin Corp.,
  Aerospace & Military
  Technology, U.S.                      1.6%

  MediaOne Group Inc.,
  Broadcasting &
  Publishing, U.S.                      1.6%

  Owens-Illinois Inc.,
  Industrial Components, U.S.           1.3%

  Chase Manhattan Corp.,
  Banking, U.S.                         1.3%

  Philip Morris Cos. Inc.,
  Beverages & Tobacco, U.S.             1.3%


                                                                               5
PAGE


Looking forward, we believe that both domestic and foreign markets should continue to present us with profitable investment opportunities. We are experienced at recognizing opportunity where others may see only bad news. We also expect to profit from the stocks of companies undergoing corporate change, such as the purchase or sale of assets, spinoffs, and share buybacks. In our opinion, this favorable merger and acquisition environment may very well lead to bids for some of our holdings, as well as opportunities to profit by arbitraging the deals. We expect to profit by investing in bankruptcy and distressed companies, a strategy we have long successfully employed. Of course, past results cannot guarantee future performance and, as always, we are mindful of the risks of each investment, focusing on the downside as well as the upside potential.

We appreciate your participation in Mutual Shares Fund and will strive to provide the best risk-adjusted returns possible.


[PHOTO OF LAWRENCE SONDIKE]

/s/LAWRENCE SONDIKE
-----------------------
Lawrence Sondike



[PHOTO OF DAVID E. MARCUS]

/s/DAVID E. MARCUS
--------------------------
David E. Marcus

Portfolio Managers

6

PAGE

It is important to remember that the fund may invest in lower-rated "junk bonds," which entail higher credit risks, as well as in foreign securities involving risks such as political uncertainty or fluctuations in foreign exchange rates in areas where the fund invests. The fund generally expects to hedge against currency risk where feasible and to the extent possible. The fund's value-oriented strategy may include investments in companies involved in mergers, reorganizations, restructurings or liquidations.

It is also important to note that stocks offer the potential for long-term gains but can be subject to short-term up and down price movements. Securities of companies involved in mergers, liquidations and reorganizations, and distressed/bankruptcy investments, involve higher credit risks. These and other risks are discussed in the prospectus, which you should review before making an investment decision.

This discussion reflects our views, opinions and portfolio holdings as of June 30, 1999, the end of the reporting period. However, market and economic conditions are changing constantly, which may affect our strategies and the fund's portfolio composition. Although past performance is not predictive of future results, these insights may help you understand our investment and management philosophy.

                                                                               7
PAGE


PERFORMANCE SUMMARY AS OF 6/30/99

Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of each share class's expenses. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

CLASS Z:

No initial sales charge or Rule 12b-1 fees and are available only to certain investors, as described in the fund's prospectus.

CLASS A (formerly Class I):

Subject to the maximum 5.75% initial sales charge.

CLASS B:

Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

Class C (formerly Class II):

Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

For all share classes, the fund's Manager has agreed in advance to waive a portion of its management fees, which increases total return to shareholders. If the Manager had not taken this action, the fund's total returns would have been lower. Franklin Mutual Advisers has made a commitment to the fund's Board not to seek an increase in the rate of investment advisory fees for the three-year period beginning November 1, 1996.

PRICE AND DISTRIBUTION INFORMATION

CLASS Z                         CHANGE         6/30/99 12/31/98
---------------------------------------------------------------
Net Asset Value                 +$2.87         $22.42   $19.55



                                Distributions (1/1/99 - 6/30/99)
                                -------------------------------
Dividend Income                 $0.0542
Long-Term Capital Gain          $0.3622
                                -------
      TOTAL                     $0.4164
                                =======


CLASS A                         CHANGE         6/30/99 12/31/98
---------------------------------------------------------------
Net Asset Value                 +$2.84         $22.34   $19.50


                                Distributions (1/1/99 - 6/30/99)
                                -------------------------------
Dividend Income                 $0.0357
Long-Term Capital Gain          $0.3622
                                -------
      TOTAL                     $0.3979
                                =======


CLASS B                         CHANGE         6/30/99  1/1/99
---------------------------------------------------------------
Net Asset Value                 +$2.75         $22.25   $19.50



                                Distributions (1/1/99 - 6/30/99)
                                -------------------------------
Dividend Income                 $0.0451
Long-Term Capital Gain          $0.3622
                                -------
      TOTAL                     $0.4073
                                =======


CLASS C                         CHANGE         6/30/99 12/31/98
---------------------------------------------------------------
Net Asset Value                 +$2.79         $22.20   $19.41


                                Distributions (1/1/99 - 6/30/99)
                                -------------------------------
Dividend Income                 $0.0029
Long-Term Capital Gain          $0.3622
                                -------
      TOTAL                     $0.3651
                                =======


8                          Past performance is not predictive of future results.


PAGE

PERFORMANCE

CLASS Z                            6-MONTH   1-YEAR    5-YEAR     10-YEAR
-------------------------------------------------------------------------
Cumulative Total Return(1)           16.84%   10.03%    143.61%    296.90%
Average Annual Total Return(2)       16.84%   10.03%     19.48%     14.78%
Value of $10,000 Investment(3)     $11,684   $11,003   $24,361    $39,690




                         6/30/95   6/30/96   6/30/97   6/30/98    6/30/99
-------------------------------------------------------------------------
One-Year
Total Return(4)           21.64%    20.93%     26.93%   18.58%     10.03%


                                                        INCEPTION
CLASS A                               6-MONTH  1-YEAR   (11/1/96)
-----------------------------------------------------------------
Cumulative Total Return(1)              16.63%     9.63%     57.24%
Average Annual Total Return(2)           9.92%     3.33%     15.94%
Value of $10,000 Investment(3)        $10,992   $10,333    $14,820



                                                         INCEPTION
CLASS B                                       6-MONTH     (1/1/99)
-------------------------------------------------------------------
Cumulative Total Return(1)                       16.22%    16.22%
Aggregate Total Return(2)                        12.22%    12.22%
Value of $10,000 Investment(3)                 $11,222   $11,222


                                                            INCEPTION
CLASS C                               6-MONTH    1-YEAR     (11/1/96)
---------------------------------------------------------------------
Cumulative Total Return(1)              16.28%      8.95%     54.56%
Average Annual Total Return(2)          14.10%      6.87%     17.34%
Value of $10,000 Investment(3)        $11,410    $10,687    $15,301



1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Since Class B shares have existed for less than one year, aggregate total return for that class represents total return since inception, including the maximum sales charge.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. One-year total return represents the change in value of an investment over the one-year periods ended on the specified dates and does not include sales charges.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the fund invests. You may have a gain or loss when you sell your shares.

Past performance is not predictive of future results.                          9
PAGE



MUTUAL SHARES FUND
Financial Highlights

                                                                                CLASS Z
                                          -----------------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                             YEAR ENDED DECEMBER 31,
                                          JUNE 30, 1999    ------------------------------------------------------------------
                                          (UNAUDITED)++       1998          1997          1996          1995          1994
                                          -----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(For a share outstanding throughout
  the period)
Net asset value, beginning of
  period..............................         $19.55          $21.30        $18.57        $17.29        $15.74        $16.19
                                          -----------------------------------------------------------------------------------
Income from investment operations:
 Net investment income................            .19             .53           .42           .55           .40           .27
 Net realized and unrealized gains
   (losses)...........................           3.09            (.46)         4.43          2.96          4.10           .46
                                          -----------------------------------------------------------------------------------
Total from investment operations......           3.28             .07          4.85          3.51          4.50           .73
                                          -----------------------------------------------------------------------------------
Less distributions from:
 Net investment income................           (.05)           (.53)         (.54)         (.50)         (.39)         (.27)
 Net realized gains...................           (.36)          (1.29)        (1.58)        (1.73)        (2.56)         (.91)
                                          -----------------------------------------------------------------------------------
Total distributions...................           (.41)          (1.82)        (2.12)        (2.23)        (2.95)        (1.18)
                                          -----------------------------------------------------------------------------------
Net asset value, end of period........         $22.42          $19.55        $21.30        $18.57        $17.29        $15.74
                                          ===================================================================================
Total Return*.........................         16.84%            .45%        26.44%        20.76%        29.11%         4.53%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's).....     $6,106,958      $6,279,026    $7,918,986    $6,543,063    $5,229,574    $3,745,726
Ratios to average net assets:
 Expenses.............................           .75%**          .73%          .72%          .70%          .69%          .72%
 Expenses, excluding waiver and
   payments by affiliate..............           .79%**          .77%          .75%          .72%          .69%          .72%
 Net investment income................          1.81%**         2.15%         1.92%         3.02%         2.47%         1.80%
Portfolio turnover rate...............         31.30%          69.46%        49.61%        58.35%        79.32%        66.55%

 * Total return is not annualized.
** Annualized.
 + Per share amounts for all periods prior to December 31, 1996 have been restated to reflect a 5-for-1 stock split effective February 3, 1997. ++ Based on average weighted shares outstanding.


 10


PAGE

MUTUAL SHARES FUND
Financial Highlights (continued)

                                                                                          CLASS A
                                                                -----------------------------------------------------------
                                                                  SIX MONTHS
                                                                    ENDED                   YEAR ENDED DECEMBER 31,
                                                                JUNE 30, 1999       ---------------------------------------
                                                                (UNAUDITED)+++         1998          1997+++         1996+
                                                                ----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the period)
Net asset value, beginning of period........................          $19.50            $21.26          $18.56       $18.90
                                                                -----------------------------------------------------------
Income from investment operations:
 Net investment income......................................             .15               .40             .34          .21
 Net realized and unrealized gains (losses).................            3.09              (.41)           4.43         1.08
                                                                -----------------------------------------------------------
Total from investment operations............................            3.24              (.01)           4.77         1.29
                                                                -----------------------------------------------------------
Less distributions from:
 Net investment income......................................            (.04)             (.46)           (.49)        (.47)
 Net realized gains.........................................            (.36)            (1.29)          (1.58)       (1.16)
                                                                -----------------------------------------------------------
Total distributions.........................................            (.40)            (1.75)          (2.07)       (1.63)
                                                                -----------------------------------------------------------
Net asset value, end of period..............................          $22.34            $19.50          $21.26       $18.56
                                                                ===========================================================
Total Return*...............................................          16.63%              .06%          26.03%        6.91%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................      $1,516,251        $1,509,647      $1,043,262      $35,634
Ratios to average net assets:
 Expenses...................................................           1.09%**           1.08%           1.07%        1.09%**
 Expenses, excluding waiver and payments by affiliate.......           1.14%**           1.12%           1.10%        1.18%**
 Net investment income......................................           1.46%**           1.78%           1.58%        2.44%**
Portfolio turnover rate.....................................          31.30%            69.46%          49.61%       58.35%

  * Total return does not reflect sales commissions and is not annualized.
 ** Annualized.
  + For the period November 1, 1996 (effective date) to December 31, 1996.
 ++ Per share amounts for the period ended December 31, 1996 have been restated
    to reflect a 5-for-1 stock split effective February 3, 1997.
+++ Based on average weighted shares outstanding.
                                                                              11
PAGE

MUTUAL SHARES FUND
Financial Highlights (continued)

                                                                    CLASS B
                                                                ----------------
                                                                SIX MONTHS ENDED
                                                                 JUNE 30, 1999
                                                                  (UNAUDITED)+
                                                                ----------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period........................         $19.50
                                                                ----------------
Income from investment operations:
 Net investment income......................................            .09
 Net realized and unrealized gains..........................           3.06
                                                                ----------------
Total from investment operations............................           3.15
                                                                ----------------
Less distributions from:
 Net investment income......................................           (.04)
 Net realized gains.........................................           (.36)
                                                                ----------------
Total distributions.........................................           (.40)
                                                                ----------------
Net asset value, end of period..............................         $22.25
                                                                ================
Total Return*...............................................         16.22%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................       $10,945
Ratios to average net assets:
 Expenses...................................................          1.75%**
 Expenses, excluding waiver and payments by affiliate.......          1.79%**
 Net investment income......................................           .90%**
Portfolio turnover rate.....................................         31.30%

 * Total return does not reflect the contingent deferred sales charge and is not annualized.
** Annualized.
 + Effective date of Class B shares was January 1, 1999. Based on average weighted shares outstanding.

 12

PAGE

MUTUAL SHARES FUND
Financial Highlights (continued)

                                                                                        CLASS C
                                                               ---------------------------------------------------------
                                                               SIX MONTHS ENDED            YEAR ENDED DECEMBER 31,
                                                                JUNE 30, 1999        -----------------------------------
                                                                (UNAUDITED)+++         1998        1997+++        1996+
                                                                -------------------------------------------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the period)
Net asset value, beginning of period.......................           $19.41           $21.18        $18.56       $18.90
                                                               ---------------------------------------------------------
Income from investment operations:
 Net investment income.....................................              .08              .28           .20          .20
 Net realized and unrealized gains (losses)................             3.07             (.43)         4.42         1.08
                                                               ---------------------------------------------------------
Total from investment operations...........................             3.15             (.15)         4.62         1.28
                                                               ---------------------------------------------------------
Less distributions from:
 Net investment income.....................................               --             (.33)         (.42)        (.46)
 Net realized gains........................................             (.36)           (1.29)        (1.58)       (1.16)
                                                               ---------------------------------------------------------
Total distributions........................................             (.36)           (1.62)        (2.00)       (1.62)
                                                               ---------------------------------------------------------
Net asset value, end of period.............................           $22.20           $19.41        $21.18       $18.56
                                                               =========================================================
Total Return*..............................................           16.28%           (.59)%        25.17%        6.82%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)..........................       $1,007,407         $993,931      $636,838      $16,873
Ratios to average net assets:
 Expenses..................................................            1.73%**          1.73%         1.72%        1.71%**
 Expenses, excluding waiver and payments by affiliate......            1.78%**          1.77%         1.75%        1.80%**
 Net investment income.....................................             .82%**          1.12%          .92%        1.69%**
Portfolio turnover rate....................................           31.30%           69.46%        49.61%       58.35%

  * Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
 ** Annualized.
  + For the period November 1, 1996 (effective date) to December 31, 1996.
 ++ Per share amounts for the period ended December 31, 1996 have been restated
    to reflect a 5-for-1 stock split effective February 3, 1997.
+++ Based on average weighted shares outstanding.

                       See Notes to Financial Statements.
                                                                              13
PAGE

MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED)

                                                                   COUNTRY            SHARES             VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS 79.3%
AEROSPACE & MILITARY TECHNOLOGY 3.0%
*Coltec Industries Inc. ....................................    United States          2,176,213     $   47,196,619
*Hexcel Corp. ..............................................    United States          1,740,895         17,626,562
Lockheed Martin Corp. ......................................    United States          3,680,936        137,114,866
Northrop Grumman Corp. .....................................    United States            836,800         55,490,300
                                                                                                     --------------
                                                                                                        257,428,347
                                                                                                     --------------
APPLIANCES & HOUSEHOLD DURABLES .6%
Premark International Inc. .................................    United States          1,438,400         53,940,000
                                                                                                     --------------
AUTOMOBILES 4.3%
Borg-Warner Automotive Inc. ................................    United States            789,300         43,411,500
Delphi Automotive Systems Corp. ............................    United States          4,415,708         81,966,580
General Motors Corp. .......................................    United States          1,501,575         99,103,950
*Lear Corp. ................................................    United States          1,667,300         82,948,175
TRW Inc. ...................................................    United States          1,220,500         66,974,938
                                                                                                     --------------
                                                                                                        374,405,143
                                                                                                     --------------
BANKING 6.7%
Bank One Corp. .............................................    United States          3,813,703        227,153,685
Banknorth Group Inc. .......................................    United States            140,100          4,623,300
Chase Manhattan Corp. ......................................    United States          1,336,676        115,789,559
First American Corp. Tennessee..............................    United States            552,100         22,946,656
First Union Corp. ..........................................    United States          3,202,103        150,498,841
Peoples Heritage Financial Group Inc. ......................    United States            704,400         13,251,525
U.S. Bancorp................................................    United States          1,290,400         43,873,600
Western Bancorp.............................................    United States             73,300          3,188,550
                                                                                                     --------------
                                                                                                        581,325,716
                                                                                                     --------------
BEVERAGES & TOBACCO 3.0%
Allied Domecq PLC...........................................    United Kingdom         2,067,483         19,993,077
Brown-Forman Corp., B.......................................    United States            246,120         16,043,948
Gallaher Group PLC..........................................    United Kingdom         5,065,391         31,138,717
Gallaher Group PLC, ADR.....................................    United Kingdom           160,000          3,910,000
+Genesee Corp., A...........................................    United States             15,211            403,092
+Genesee Corp., B...........................................    United States             62,050          1,644,325
Nabisco Group Holdings Corp. ...............................    United States          1,306,922         25,566,662
Philip Morris Cos. Inc. ....................................    United States          2,866,250        115,187,422
UST Inc. ...................................................    United States          1,464,400         42,833,700
                                                                                                     --------------
                                                                                                        256,720,943
                                                                                                     --------------
BROADCASTING & PUBLISHING 6.3%
*AT&T Corp. - Liberty Media Group, A........................    United States          1,131,712         41,590,416
Central Newspapers Inc., A..................................    United States          1,301,100         48,953,888
Dow Jones & Co. Inc. .......................................    United States          1,147,300         60,878,606
Media General Inc., A.......................................    United States            916,100         46,721,100
*MediaOne Group Inc. .......................................    United States          1,838,473        136,736,429


 14

PAGE

MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)

                                                                   COUNTRY            SHARES             VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
BROADCASTING & PUBLISHING (CONT.)
Meredith Corp. .............................................    United States            706,100     $   24,448,713
Scripps Co., A..............................................    United States          1,990,900         94,692,181
Washington Post Co., B......................................    United States            173,339         93,213,047
                                                                                                     --------------
                                                                                                        547,234,380
                                                                                                     --------------
BUILDING MATERIALS & COMPONENTS .8%
*American Standard Cos. Inc. ...............................    United States          1,070,300         51,374,400
Armstrong World Industries Inc. ............................    United States            261,330         15,108,141
                                                                                                     --------------
                                                                                                         66,482,541
                                                                                                     --------------
BUSINESS & PUBLIC SERVICES 1.5%
Hillenbrand Industries Inc. ................................    United States            215,400          9,316,050
*Republic Services Inc., A..................................    United States            437,700         10,833,075
Suez Lyonnaise des Eaux SA..................................        France               612,308        110,438,970
                                                                                                     --------------
                                                                                                        130,588,095
                                                                                                     --------------
CHEMICALS 1.3%
Arch Chemicals Inc. ........................................    United States            943,100         22,929,119
Crompton & Knowles Corp. ...................................    United States          1,452,200         28,408,662
*Cytec Industries Inc. .....................................    United States            799,000         25,468,125
Olin Corp. .................................................    United States          1,839,000         24,251,813
*W.R. Grace & Co. ..........................................    United States            370,700          6,811,613
Witco Corp. ................................................    United States            211,100          4,222,000
                                                                                                     --------------
                                                                                                        112,091,332
                                                                                                     --------------
DATA PROCESSING & REPRODUCTION .1%
*Cadence Design Systems Inc. ...............................    United States            769,400          9,809,850
                                                                                                     --------------
ELECTRICAL & ELECTRONICS .1%
Honeywell Inc. .............................................    United States             29,200          3,383,550
*Level One Communications Inc. .............................    United States             71,800          3,513,713
                                                                                                     --------------
                                                                                                          6,897,263
                                                                                                     --------------
ELECTRONIC COMPONENTS & INSTRUMENTS .2%
*Quantum Corp. .............................................    United States            765,300         18,462,863
                                                                                                     --------------
ENERGY EQUIPMENT & SERVICES 1.2%
Baker Hughes Inc. ..........................................    United States            545,500         18,274,250
*Cooper Cameron Corp. ......................................    United States          1,376,300         51,009,119
*Weatherford International Inc. ............................    United States            969,185         35,496,401
                                                                                                     --------------
                                                                                                        104,779,770
                                                                                                     --------------
ENERGY SOURCES 2.3%
Atlantic Richfield Co. .....................................    United States            209,500         17,506,344
(R)+*Environmental Credits LLC..............................    United States            305,881         60,380,909
Royal Dutch Petroleum Co., N.Y. shs. .......................     Netherlands             664,000         40,006,000

                                                                              15
PAGE

MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)

                                                                   COUNTRY            SHARES             VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
ENERGY SOURCES (CONT.)
Shell Transport & Trading Co. PLC...........................    United Kingdom         2,740,000     $   20,525,598
Societe Elf Aquitaine SA, ADR...............................        France               119,900          8,820,144
Societe Elf Aquitaine SA, Br. ..............................        France               330,393         48,483,989
                                                                                                     --------------
                                                                                                        195,722,984
                                                                                                     --------------
FINANCIAL SERVICES 8.1%
Bear Stearns Co. Inc. ......................................    United States          2,018,290         94,355,057
CIT Group Inc., A...........................................    United States          1,938,700         55,979,963
(R)+FBR Asset Investment Corp. .............................    United States            750,000          9,375,000
Finova Group Inc. ..........................................    United States            442,300         23,276,038
Great Trust Services........................................    United States            399,036            199,518
Greenpoint Financial Corp. .................................    United States          2,675,492         87,789,581
Household International Inc. ...............................    United States          2,162,548        102,450,712
(R)Laser Mortgage Management Inc. ..........................    United States            288,400            991,375
Lehman Brothers Holdings Inc. ..............................    United States          1,496,800         93,175,800
+*MFN Financial Corp. ......................................    United States            573,806          5,702,197
Morgan Stanley, Dean Witter & Co. ..........................    United States            552,400         56,621,000
Newcourt Credit Group Inc. .................................        Canada                35,700            467,137
Newcourt Credit Group Inc., fgn. ...........................        Canada             1,847,100         23,896,856
PMI Group Inc. .............................................    United States          1,015,600         63,792,375
Power Financial Corp. ......................................        Canada               189,000          3,615,989
+United Asset Management Corp. .............................    United States          3,435,900         78,166,725
                                                                                                     --------------
                                                                                                        699,855,323
                                                                                                     --------------
FOOD & HOUSEHOLD PRODUCTS 2.8%
*Fine Host Corp. ...........................................    United States            784,457          8,629,027
+Seaboard Corp. ............................................    United States             78,050         26,537,000
(R)+*Sunbeam Corp. .........................................    United States         11,260,174         80,439,868
U.S. Industries Inc. .......................................    United States          3,905,300         66,390,100
+Van Melle NV...............................................     Netherlands             889,481         57,100,332
                                                                                                     --------------
                                                                                                        239,096,327
                                                                                                     --------------
FOREST PRODUCTS & PAPER 1.1%
Rayonier Inc. ..............................................    United States          1,307,750         65,142,297
St. Joe Co. ................................................    United States            995,325         26,873,775
                                                                                                     --------------
                                                                                                         92,016,072
                                                                                                     --------------
HEALTH & PERSONAL CARE 3.9%
*Beverly Enterprises Inc. ..................................    United States          2,982,000         24,042,375
*Foundation Health Systems, A...............................    United States          2,577,650         38,664,750
*Healthsouth Corp. .........................................    United States          3,163,300         47,251,794
McKesson HBOC Inc. .........................................    United States            827,400         26,580,225
*Pacificare Health Systems Inc. ............................    United States            786,794         56,599,993

 16

PAGE

MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)

                                                                   COUNTRY            SHARES             VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
HEALTH & PERSONAL CARE (CONT.)
Rhone-Poulenc SA, A.........................................        France             1,668,984     $   76,263,464
Sankyo Co. Ltd. ............................................        Japan                220,100          5,546,142
*Tenet Healthcare Corp. ....................................    United States          3,458,700         64,202,119
Ventas Inc. ................................................    United States            538,300          2,893,363
                                                                                                     --------------
                                                                                                        342,044,225
                                                                                                     --------------
INDUSTRIAL COMPONENTS 2.0%
(R)+*Lancer Industries Inc., B..............................    United States                  3          9,737,540
*Owens-Illinois Inc. .......................................    United States          3,565,800        116,557,088
*Paxall Group Inc. .........................................    United States                 21             16,800
*Thermo Electron Corp. .....................................    United States          2,247,500         45,090,469
                                                                                                     --------------
                                                                                                        171,401,897
                                                                                                     --------------
INSURANCE 1.8%
Allmerica Financial Corp. ..................................    United States            841,100         51,149,394
American Bankers Insurance Group Inc. ......................    United States            196,100         10,675,194
*Old Republic International Corp. ..........................    United States            194,500          3,367,281
Provident Companies Inc. ...................................    United States            214,200          8,568,000
Sampo Insurance Co. Plc., A.................................       Finland               156,192          4,526,137
Torchmark Corp. ............................................    United States            552,500         18,854,062
+White Mountain Insurance Group Inc. .......................    United States            421,384         59,415,144
                                                                                                     --------------
                                                                                                        156,555,212
                                                                                                     --------------
LEISURE & TOURISM 3.0%
*Park Place Entertainment Corp. ............................    United States          5,222,900         50,596,844
Pathe SA....................................................        France               495,000         59,418,377
*Promus Hotel Corp. ........................................    United States          2,779,580         86,166,980
Starwood Hotels & Resorts Worldwide Inc. ...................    United States          2,084,000         63,692,250
                                                                                                     --------------
                                                                                                        259,874,451
                                                                                                     --------------
MACHINERY & ENGINEERING 1.2%
Case Corp. .................................................    United States            137,800          6,631,625
Invensys Plc. ..............................................    United Kingdom        20,819,528         98,613,981
                                                                                                     --------------
                                                                                                        105,245,606
                                                                                                     --------------
MERCHANDISING 3.9%
*Barney's Inc. .............................................    United States            302,447          2,722,023
*Barney's Inc., wts., 5/15/00...............................    United States             73,019            178,897
*Federated Department Stores Inc. ..........................    United States          1,494,875         79,134,945
J.C. Penney Co. Inc. .......................................    United States          1,694,000         82,264,875
*Payless Shoesource Inc. ...................................    United States            890,800         47,657,800
Rite Aid Corp. .............................................    United States          2,957,100         72,818,588
*Toys R Us Inc. ............................................    United States          2,327,315         48,146,329
                                                                                                     --------------
                                                                                                        332,923,457
                                                                                                     --------------

                                                                              17
PAGE

MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)

                                                                   COUNTRY            SHARES             VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
METALS & MINING .4%
Allegheny Teledyne Inc. ....................................    United States          1,687,860     $   38,187,833
                                                                                                     --------------
MULTI-INDUSTRY 7.9%
*Alleghany Corp. ...........................................    United States            265,240         49,069,400
*Berkshire-Hathaway Inc., A.................................    United States              1,025         70,622,500
Compagnie Financiere Richemont AG, Br., A...................     Switzerland              38,041         73,165,181
Compagnie Generale D'Industrie et de Participation..........        France               953,885         46,135,100
Corporacion Financiera Alba SA..............................        Spain                327,325         52,995,798
Investor AB, A..............................................        Sweden             6,726,600         73,975,194
Investor AB, B..............................................        Sweden            15,802,250        176,571,836
Kansas City Southern Industries Inc. .......................    United States            455,300         29,053,831
Lagardere SCA...............................................        France             1,586,524         59,063,129
Ogden Corp. ................................................    United States          1,527,900         41,157,806
Power Corp. of Canada.......................................        Canada               518,200          9,985,132
                                                                                                     --------------
                                                                                                        681,794,907
                                                                                                     --------------
REAL ESTATE 3.4%
+*Alexander's Inc. .........................................    United States            383,200         28,308,900
*Al-Zar Ltd. LP.............................................    United States                284             63,210
*Cadillac Fairview Corp. ...................................        Canada             1,714,497         32,509,253
*Cadillac Fairview Corp., wts., 7/31/00.....................        Canada               291,749          1,863,924
(R)+*Canary Wharf Group Plc. ...............................    United Kingdom        38,440,402        217,583,751
*Excel Legacy Corp. ........................................    United States            302,357          1,436,196
+MBO Properties Inc. .......................................    United States            574,712            287,356
(R)*Security Capital European Realty........................    United States            585,075         10,137,712
                                                                                                     --------------
                                                                                                        292,190,302
                                                                                                     --------------
RECREATION & OTHER CONSUMER GOODS
*Bulova Corp. ..............................................    United States             37,900            814,850
                                                                                                     --------------
TELECOMMUNICATIONS 4.5%
BCE Inc. ...................................................        Canada               818,750         40,140,289
*General Motors Corp., H....................................    United States            463,000         26,043,750
Paging Network Inc. ........................................    United States          8,350,000          7,515,000
*Telecom Italia SpA, di Risp................................        Italy              8,473,900         46,096,548
Telephone & Data Systems Inc. ..............................    United States          2,583,300        188,742,356
*United States Cellular Corp. ..............................    United States          1,092,400         58,443,400
*Vodafone AirTouch Plc., ADR................................    United Kingdom            90,900         17,907,300
                                                                                                     --------------
                                                                                                        384,888,643
                                                                                                     --------------
TEXTILES & APPAREL .5%
Liz Claiborne Inc. .........................................    United States          1,266,900         46,241,850
                                                                                                     --------------

 18

PAGE

MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)

                                                                   COUNTRY            SHARES             VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
TRANSPORTATION 2.3%
Burlington Northern Santa Fe Corp. .........................    United States            950,700     $   29,471,700
+Florida East Coast Industries Inc. ........................    United States          1,991,300         88,115,025
(R)*Golden Ocean Group Ltd., wts., 8/31/01..................    United States              4,030                  0
Railtrack Group Plc. .......................................    United Kingdom         4,142,343         84,685,522
                                                                                                     --------------
                                                                                                        202,272,247
                                                                                                     --------------
UTILITIES ELECTRICAL & GAS 1.1%
*MidAmerican Energy Holding Co. ............................    United States          1,597,500         55,313,438
Veba AG.....................................................       Germany               657,947         38,810,527
                                                                                                     --------------
                                                                                                         94,123,965
                                                                                                     --------------
TOTAL COMMON STOCKS (COST $5,016,245,948)...................                                          6,855,416,394
                                                                                                     --------------
PREFERRED STOCKS .6%
Embratel Participacoes SA, ADR, pfd. .......................        Brazil               653,000          9,060,375
Tele Centro Sul Participacoes SA, ADR, pfd. ................        Brazil               300,500         16,677,750
Tele Norte Leste Participacoes SA, ADR, pfd. ...............        Brazil             1,329,880         24,685,898
*Wundies Industries Inc., 11.25%, pfd. .....................    United States             30,892            187,283
                                                                                                     --------------
TOTAL PREFERRED STOCKS (COST $42,443,325)...................                                             50,611,306
                                                                                                     --------------
                                                                                    PRINCIPAL
                                                                                     AMOUNT**
                                                                                     --------
CORPORATE BONDS AND NOTES 2.5%
Abraxas Petroleum Corp., Series D, 11.50%, 11/01/04.........    United States     $    7,195,000          4,532,850
Eurotunnel Finance Ltd.:
  Equity Note, 12/31/03.....................................    United Kingdom        12,469,442GBP       9,630,885
  Participating Loan Note, 4/30/40..........................    United Kingdom         5,520,000GBP       3,741,370
Eurotunnel Plc.:
  12/31/12, tier 1..........................................    United Kingdom         4,187,269GBP       5,412,125
  12/31/18, tier 2..........................................    United Kingdom        14,936,189GBP      17,421,865
  12/31/25, tier 3..........................................    United Kingdom         2,521,214GBP       2,583,130
  12/31/50, Resettable Advance R5...........................    United Kingdom         4,505,326GBP       3,018,132
  Stabilization Advance, S8, tier 1.........................    United Kingdom           725,194GBP         274,340
  Stabilization Advance, S8, tier 2.........................    United Kingdom           562,210GBP         177,236
Eurotunnel SA:
  12/31/12, tier 1 (Libor)..................................        France            15,576,370EUR      13,011,096
  12/31/12, tier 1 (Pibor)..................................        France               766,479EUR         640,248
  12/31/18, tier 2 (Libor)..................................        France            24,148,044EUR      18,303,406
  12/31/18, tier 2 (Pibor)..................................        France             4,576,207EUR       3,492,207
  12/31/25, tier 3 (Libor)..................................        France            25,171,351EUR      16,613,040
  12/31/25, tier 3 (Pibor)..................................        France             6,485,728EUR       4,280,567
  12/31/50, Resettable Advance R4...........................        France            28,617,872EUR      12,247,516
  Stabilization Advance, S6, tier 1 (Pibor).................        France               518,010EUR         128,207
  Stabilization Advance, S7, tier 1 (Libor).................        France             1,666,683EUR         412,503
  Stabilization Advance, S6, tier 2.........................        France             1,921,223EUR         396,251
Golden Books Publishing, 7.65%, 9/15/02.....................    United States          3,310,000          1,307,450

                                                                              19
PAGE

MUTUAL SHARES FUND

STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)

                                                                                    PRINCIPAL
                                                                   COUNTRY           AMOUNT**            VALUE
-------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (CONT.)
(R)*Golden Ocean Group Ltd., 10.00%, 8/31/01................    United States     $   10,275,000     $    1,130,250
Hechinger Co., 6.95%, 10/15/03..............................    United States         26,198,000          2,750,790
HIH Capital Ltd., cvt., 7.50%, 9/25/06......................    United Kingdom         7,930,000          5,432,050
Hvide Marine Inc., 8.375%, 2/15/08..........................    United States          2,840,000          1,377,400
Kelley Oil & Gas Corp.:
  144A, 14.00%, 4/15/03.....................................    United States          3,550,000          3,656,500
  10.375%, 10/15/06.........................................    United States          1,875,000          1,078,125
  Series D, 10.375%, 10/15/06...............................    United States          2,320,000          1,334,000
+MFN Financial Corp.:
  Series A, 10.00%, 4/23/01.................................    United States          2,377,400          2,246,643
  Series B, FRN, 9.495%, 4/23/01............................    United States          4,027,400          3,805,893
R.H. Cement Finance Plc., 144A, FRN, 14.40%, 3/10/00........    Irish Republic         7,500,000          7,500,000
(R)Roil Limited, 144A, 12.779%, 12/05/02....................    Cayman Islands         6,984,000          2,444,400
Security Capital US Realty, cvt., 144A, 2.00%, 5/22/03......    United States         39,682,000         30,530,339
Southwest Royalties Inc., B, 10.50%, 10/15/04...............    United States         28,388,000         13,768,180
Specialty Foods Corp.:
  13.25%, 8/15/03...........................................    United States         12,300,000          9,594,000
  11.00%, 8/15/09...........................................    United States          1,160,138                116
TFM SA de CV:
  144A, 10.25%, 6/15/07.....................................        Mexico               400,000            355,000
  144A, zero coupon to 6/15/02, 11.75%, 6/15/09.............        Mexico             7,650,000          4,628,250
Tribasa Toll Road Trust I, 144A, 10.50%, 12/01/11...........        Mexico             3,127,784          1,626,447
US Cellular Corp., cvt., 6/15/15............................    United States          5,000,000          2,556,250
                                                                                                     --------------
TOTAL CORPORATE BONDS AND NOTES (COST $248,480,924).........                                            213,439,057
                                                                                                     --------------
GOVERNMENT BONDS (COST $25,000,000) .3%
Federal Home Loan Mortgage Corp., 5.635%, 10/01/01..........    United States         25,000,000         24,814,350
                                                                                                     --------------
BONDS & NOTES IN REORGANIZATION 2.5%
*Acme Metals Inc., term loan................................    United States          4,554,143          3,438,378
*Aiken Cnty S C Indl Rev Ref Belott, 6.00%, 12/01/11........    United States            775,000            472,750
*Altos Hornos de Mexico SA:
  cvt., 5.50%, 12/15/01.....................................        Mexico               350,000            140,000
  Series A, 11.375%, 4/30/02................................        Mexico             1,540,000            693,000
  Series B, 11.875%, 4/15/04................................        Mexico             1,070,000            481,500
*APS Inc., bank claim.......................................    United States          3,485,741          1,498,869
*Breed Technologies Inc., term loan B.......................    United States            347,154            223,914
*Brunos Inc.:
  revolver..................................................    United States          4,001,907          2,301,096
  tranche A, term loan......................................    United States          6,979,366          3,768,857
  tranche B, term loan......................................    United States          5,706,000          3,081,240
*Crown Leasing, bank claim..................................        Japan          1,655,539,489JPY       2,171,323
*Decision One Corp.:
  revolver..................................................    United States          5,053,168          2,210,761
  tranche A, term loan......................................    United States          8,929,647          3,906,720
  tranche B, term loan......................................    United States          2,605,753          1,140,017

 20

PAGE

MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)

                                                                                    PRINCIPAL
                                                                   COUNTRY           AMOUNT**            VALUE
-------------------------------------------------------------------------------------------------------------------
BONDS & NOTES IN REORGANIZATION (CONT.)
*Dictaphone Corporation:
  revolver..................................................    United States     $    7,349,262     $    6,393,858
  tranche B Term Loan.......................................    United States          4,933,932          4,341,860
  tranche C Term Loan.......................................    United States          4,411,500          3,882,120
*Dow Corning Corp.:
  bank debt.................................................    United States        600,000,000JPY       5,353,602
  bank debt #1..............................................    United States          7,500,000          9,618,750
  bank debt #2..............................................    United States          2,738,952          3,512,706
  bank debt #3..............................................    United States          1,391,595          1,784,721
  swap......................................................    United States          1,000,000          1,282,500
  8.55%, 3/01/01............................................    United States            500,000            641,250
  9.375%, 2/01/08...........................................    United States          2,170,000          2,783,025
  8.15%, 10/15/29...........................................    United States          5,280,000          6,771,600
  9.50%, 8/10/99............................................    United States          1,250,000          1,603,125
*Harnischfeger Industries Inc.:
  8.90%, 3/01/22............................................    United States          5,025,000          3,065,250
  8.70%, 6/15/22............................................    United States          2,510,000          1,531,100
  6.875%, 2/15/27...........................................    United States          6,173,000          3,765,530
*Integrated Health Services Inc., bank claim................    United States          4,388,861          4,059,696
*Koninklijke Ned Vlieg Fokker NV, trade claim...............     Netherlands          10,115,592EUR       8,345,337
*Loewen Group Inc., Series 5, 6.10%, 10/02/02...............        Canada             4,415,000CAD       1,825,128
*Loewen Group International Inc.:
  144A, 6.70%, 10/01/99.....................................        Canada             6,175,000          3,735,875
  Series 3, 7.50%, 4/15/01..................................        Canada             1,580,000            995,400
  Series 3, 7.75%, 10/15/01.................................        Canada             3,100,000          1,953,000
  Series 2, 8.25%, 4/15/03..................................        Canada             3,240,000          2,025,000
  Series 6, 7.20%, 6/01/03..................................        Canada            26,725,000         17,104,000
  Series 4, 8.25%, 10/15/03.................................        Canada             9,315,000          5,821,875
  Series 7, 7.60%, 6/01/08..................................        Canada            20,845,000         13,236,575
  bank claim, revolver......................................        Canada             2,622,500          1,639,063
*Nippon Credit Bank Ltd., bank claim........................        Japan            842,728,577JPY       1,112,473
*Nippon Total Finance, bank claim...........................        Japan            854,369,557JPY         419,893
*Peregrine Investments Holdings Ltd.:
  zero coupon, 1/15/98......................................      Hong Kong              500,000             55,625
  zero coupon, 1/22/98......................................      Hong Kong           95,000,000JPY          87,316
  zero coupon, 6/30/00......................................      Hong Kong          250,000,000JPY         229,779
*Philip Services Corporation:
  revolver, Canadian Operating..............................        Canada               173,744             74,710
  revolver, Canadian Operating..............................        Canada             8,515,156CAD       2,501,891
  revolver, tranche 1.......................................    United States          6,005,962          2,582,564
  revolver, tranche 2.......................................    United States          5,569,251          2,394,778
  revolver, tranche 3.......................................    United States          2,795,057          1,201,875
*PIV Investment Finance (Cayman) Ltd., cvt., 4.50%,
  12/01/00..................................................      Hong Kong           20,350,000          5,596,250
*Port Seattle Wash Rev Ref-Beloit Proj., 6.00%, 12/01/17....    United States            385,000            234,850
*Pratama Datakom Asia BV:
  144A, 12.75%, 7/15/05.....................................      Indonesia           12,810,000          3,010,350
  Reg. S, 12.75%, 7/15/05...................................      Indonesia            2,690,000            632,150

                                                                              21
PAGE


MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)

                                                                                    PRINCIPAL
                                                                   COUNTRY           AMOUNT**            VALUE
-------------------------------------------------------------------------------------------------------------------
BONDS & NOTES IN REORGANIZATION (CONT.)
*Ritvik Holdings:
  bank claim................................................    United States     $    2,630,476     $    2,235,905
  bank claim term loan B....................................    United States          1,058,476            899,705
*Southeast Banking Corp.:
  zero coupon, 12/18/96.....................................    United States          2,230,000            557,500
  4.75%, 10/15/97...........................................    United States          3,317,000          1,658,500
  zero coupon, 11/12/97.....................................    United States          1,250,000            312,500
  10.50%, 4/11/01...........................................    United States          5,300,000          1,325,000
*United Companies Financial Corp, revolver..................    United States         35,516,600         19,889,296
*Vencor Inc.:
  revolver..................................................    United States          1,365,156          1,160,383
  term loan A...............................................    United States          7,521,121          6,204,925
  term loan B...............................................    United States            997,065            840,028
  9.875%, 5/01/05...........................................    United States         28,300,000          8,631,500
*Ventas Inc.:
  tranche A, bridge loan....................................    United States          1,365,975          1,270,357
  tranche B, revolver.......................................    United States          3,286,739          3,056,667
  tranche C, term loan A....................................    United States          1,293,341          1,215,741
  tranche D, term loan B....................................    United States            453,077            371,523
                                                                                                     --------------
TOTAL BONDS & NOTES IN REORGANIZATION (COST $196,077,274)...                                            212,364,405
                                                                                                     --------------
                                                                                      SHARES
                                                                                      -----
COMPANIES IN LIQUIDATION .1%
*Apco Oil Corp. ............................................    United States              9,200                  0
+*City Investing Company Liquidating Trust..................    United States          4,314,037          5,662,174
*Kendall International Inc., Residual Ownership
  Certificate...............................................    United States                379              3,953
*MCorp. Financial Trust, claim units........................    United States             64,189             78,471
*MCorp. Trust Units.........................................    United States             64,172                642
*Roeser & Pendelton.........................................    United States              2,800              1,549
                                                                                                     --------------
TOTAL COMPANIES IN LIQUIDATION (COST $595,808)..............                                              5,746,789
                                                                                                     --------------

 22

PAGE

MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)

                                                                                    PRINCIPAL
                                                                   COUNTRY           AMOUNT**            VALUE
-------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS 12.6%
Fannie Mae, 4.27% to 5.88%, with maturities to 6/19/00......    United States     $  562,675,000     $  550,100,439
Federal Home Loan Banks, 4.32% to 5.635% with maturities to
  5/18/00...................................................    United States        497,509,000        486,507,839
Federal Home Loan Mortgage Corp., 4.78% to 5.28%, with
  maturities to 6/22/00.....................................    United States         60,000,000         57,292,765
                                                                                                     --------------
TOTAL SHORT TERM INVESTMENTS (COST $1,095,419,617)..........                                          1,093,901,043
                                                                                                     --------------
TOTAL INVESTMENTS (COST $6,624,262,896) 97.9%...............                                          8,456,293,344
SECURITIES SOLD SHORT (.7%).................................                                            (57,810,893)
NET EQUITY IN FORWARD CONTRACTS .7%.........................                                             60,169,846
OTHER ASSETS, LESS LIABILITIES 2.1%.........................                                            182,909,802
                                                                                                     --------------
TOTAL NET ASSETS 100.0%.....................................                                         $8,641,562,099
                                                                                                     ==============
SECURITIES SOLD SHORT
ISSUER                                                             COUNTRY                SHARES              VALUE
-------------------------------------------------------------------------------------------------------------------
*Allied Signal Inc. ........................................    United States             54,850     $    3,455,550
*BP Amoco Plc., ADR.........................................    United Kingdom            81,000          8,788,500
*DST Systems Inc. ..........................................    United States             81,500          5,124,313
*Intel Corp. ...............................................    United States             62,000          3,689,000
*Nortel Networks Corp. .....................................        Canada               327,500         28,196,105
*Unumprovident Corp. .......................................    United States            156,300          8,557,425
                                                                                                     --------------
TOTAL SECURITIES SOLD SHORT (PROCEEDS $55,251,626)..........                                         $   57,810,893
                                                                                                     ==============

CONTRACTS FOR DIFFERENCES                                                                  VALUE AT      UNREALIZED
SECURITY                                                        COUNTRY        SHARES       6/30/99         LOSS
--------------------------------------------------------------------------------------------------------------------
*BP Amoco Plc., cfd. 10.3574...............................  United Kingdom    256,400    $ 4,599,212    $  (413,282)
*BP Amoco Plc., cfd. 10.9450...............................  United Kingdom    102,000      1,829,640        (69,938)
*BP Amoco Plc., cfd. 11.2992...............................  United Kingdom    194,000      3,479,903        (24,708)
*Vodafone Group Plc., cfd. 11.2893.........................  United Kingdom    545,000     10,720,973     (1,022,874)
*Vodafone Group Plc., cfd. 12.2720.........................  United Kingdom    363,000      7,140,758       (119,013)
                                                                                          -----------    -----------
TOTAL CONTRACT FOR DIFFERENCES.............................                               $27,770,486    $(1,649,815)
                                                                                          ===========    ===========

CURRENCY ABBREVIATIONS:

CAD -- Canadian Dollar
EUR -- European Unit
GBP -- British Pound
JPY -- Japanese Yen

*Non-income producing.
**Securities denominated in U.S. dollars unless otherwise indicated.
(R)Restricted Securities (See note 6).
+Affiliated Issuers (See note 7).
                       See Notes to Financial Statements.
                                                                              23
PAGE

MUTUAL SHARES FUND
Financial Statements
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999 (UNAUDITED)

Assets:
 Investments in securities, at value:
  Unaffiliated issuers (cost $6,340,141,004)................    $7,721,381,469
  Controlled affiliates (cost $35,002,774)..................        60,380,909
  Non controlled affiliates (cost $249,119,118).............       674,530,966    $8,456,293,344
                                                                --------------
 Cash.......................................................                          39,916,260
 Receivables:
  Investment securities sold................................                          93,280,003
  Capital shares sold.......................................                           4,026,689
  Dividends and interest....................................                          21,013,346
  From affiliates...........................................                             326,338
 Unrealized gain on forward exchange contracts (Note 8).....                          63,633,899
 Deposits with broker for securities sold short.............                         131,185,287
                                                                                  --------------
      Total assets..........................................                       8,809,675,166
                                                                                  --------------
Liabilities:
 Payables:
  Investment securities purchased...........................                          88,086,605
  Capital shares redeemed...................................                           8,657,590
  To affiliates.............................................                           7,356,924
 Securities sold short, at value (proceeds $55,251,626).....                          57,810,893
 Unrealized loss on forward exchange contracts (Note 8).....                           3,464,053
 Due to broker-variation margin.............................                           1,436,420
 Accrued expenses...........................................                           1,300,582
                                                                                  --------------
      Total liabilities.....................................                         168,113,067
                                                                                  --------------
Net assets, at value........................................                      $8,641,562,099
                                                                                  ==============
Net assets consist of:
 Undistributed net investment income........................                      $   56,519,920
 Net unrealized appreciation................................                       1,887,991,212
 Accumulated net realized gain..............................                         803,718,996
 Capital shares.............................................                       5,893,331,971
                                                                                  --------------
Net assets, at value........................................                      $8,641,562,099
                                                                                  ==============

 24

PAGE


MUTUAL SHARES FUND
Financial Statements (continued)
STATEMENT OF ASSETS AND LIABILITIES (CONT.)

JUNE 30, 1999 (UNAUDITED)

CLASS Z:
 Net asset value and maximum offering price per share
   ($6,106,958,262 / 272,422,977 shares outstanding)........                              $22.42
                                                                                  ==============
CLASS A:
 Net asset value per share ($1,516,251,409 / 67,876,410
  shares outstanding).......................................                              $22.34
                                                                                  ==============
 Maximum offering price per share ($22.34 / 94.25%).........                              $23.70
                                                                                  ==============
CLASS B:
 Net asset value and maximum offering price per share
  ($10,945,437 / 491,984 shares outstanding)*...............                              $22.25
                                                                                  ==============
CLASS C:
 Net asset value per share ($1,007,406,991 / 45,381,751
  shares outstanding)*......................................                              $22.20
                                                                                  ==============
 Maximum offering price per share ($22.20 / 99.00%).........                              $22.42
                                                                                  ==============

*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.
                                                                              25

PAGE


MUTUAL SHARES FUND
Financial Statements (continued)
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

Investment Income:
 (net of foreign taxes of $2,817,650)
 Dividends..................................................    $ 60,438,222
 Interest...................................................      46,729,068
                                                                ------------
      Total investment income...............................                    $  107,167,290
                                                                                --------------
Expenses:
 Management fees (Note 3)...................................      25,125,683
 Administrative fees (Note 3)...............................       3,255,727
 Distribution fees (Note 3)
  Class A...................................................       2,551,076
  Class B...................................................          20,738
  Class C...................................................       4,763,141
 Transfer agent fees (Note 3)...............................       3,420,045
 Custodian fees.............................................         237,091
 Reports to shareholders....................................         285,941
 Registration and filing fees...............................         138,884
 Professional fees..........................................         219,515
 Directors' fees and expenses...............................         104,102
 Other......................................................         177,872
                                                                ------------
      Total expenses........................................                        40,299,815
      Expenses waived/paid by affiliate (Note 3)............                        (1,756,489)
                                                                                --------------
          Net expenses......................................                        38,543,326
                                                                                --------------
            Net investment income...........................                        68,623,964
                                                                                --------------
Realized and unrealized gains:
 Net realized gain from:
  Investments...............................................     767,522,936
  Foreign currency transactions.............................      40,606,602
                                                                ------------
      Net realized gain.....................................                       808,129,538
 Net unrealized appreciation on:
  Investments...............................................     357,979,687
  Translation of assets and liabilities denominated in
    foreign currencies......................................      62,511,774
                                                                ------------
      Net unrealized appreciation...........................                       420,491,461
                                                                                --------------
Net realized and unrealized gain............................                     1,228,620,999
                                                                                --------------
Net increase in net assets resulting from operations........                    $1,297,244,963
                                                                                ==============

                       See Notes to Financial Statements.

 26


PAGE

MUTUAL SHARES FUND
Financial Statements (continued)
STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS ENDED
                                                                 JUNE 30, 1999            YEAR ENDED
                                                                  (UNAUDITED)          DECEMBER 31, 1998
                                                                ----------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................     $   68,623,964         $   196,374,397
  Net realized gain from investments and foreign currency
   transactions.............................................        808,129,538             583,182,217
  Net unrealized appreciation (depreciation) on investments
   and translation of assets and liabilities denominated in
   foreign currencies.......................................        420,491,461            (827,301,518)
                                                                ----------------------------------------
    Net increase (decrease) in net assets resulting from
      operations............................................      1,297,244,963             (47,744,904)

 Distributions to shareholders from:
  Net investment income:
   Class Z..................................................        (14,574,021)           (164,855,136)
   Class A..................................................         (2,395,360)            (33,970,722)
   Class B..................................................            (19,815)                     --
   Class C..................................................           (123,195)            (16,236,799)
  Net realized gains:
   Class Z..................................................        (97,539,004)           (405,815,356)
   Class A..................................................        (24,209,276)            (95,152,617)
   Class B..................................................           (159,134)                     --
   Class C..................................................        (16,203,501)            (62,745,269)

 Capital share transactions (Note 2):
   Class Z..................................................       (986,640,232)         (1,084,039,468)
   Class A..................................................       (191,656,387)            628,757,143
   Class B..................................................         10,466,714                      --
   Class C..................................................       (115,233,220)            465,320,320
                                                                ----------------------------------------
    Net decrease in net assets..............................       (141,041,468)           (816,482,808)

Net assets:
 Beginning of period........................................      8,782,603,567           9,599,086,375
                                                                ----------------------------------------
 End of period..............................................     $8,641,562,099         $ 8,782,603,567
                                                                ========================================

Undistributed net investment income included in net assets:
 End of period..............................................     $   56,519,920         $     5,008,347
                                                                ========================================

                       See Notes to Financial Statements.
                                                                              27
PAGE

MUTUAL SHARES FUND
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Shares Fund (the Fund) is a separate, diversified series of Franklin Mutual Series Fund, Inc. (the Series Fund), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital appreciation and income through a flexible policy of investing in stocks and corporate debt securities. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as

 28

PAGE


MUTUAL SHARES FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONT.)

information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Series Fund are allocated among the funds comprising the Series Fund based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

e. FORWARD EXCHANGE CONTRACTS:

The Fund may enter into forward exchange contracts to hedge against foreign exchange risks. These contracts are valued daily and the Fund's equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

f. OPTION CONTRACTS:

Options purchased are recorded as investments; options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

g. CONTRACTS FOR DIFFERENCES:

Short contracts for differences are contracts entered into between a broker and the Fund under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a short sale of the underlying security taken place. Upon entering into short contracts for differences, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount ("initial margin"). Subsequent payments known as "variation margin", are made or received by the Fund periodically, depending on fluctuations in the value of the underlying security. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the contracts for difference and may realize a loss.

                                                                              29
PAGE


MUTUAL SHARES FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)
h. SECURITIES SOLD SHORT:

The Fund is engaged in selling securities short, which obligates the Fund to replace a security borrowed. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale. The Fund must maintain a deposit for the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short.

i. SECURITIES ISSUED ON A WHEN-ISSUED OR DELAYED BASIS:

The Fund may trade securities on a when-issued or delayed basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, it may sell such securities before the settlement date.

j. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL STOCK

The Fund offers four classes of shares: Class Z, Class A, Class B and Class C shares. Effective January 1, 1999, Class I and Class II shares were renamed Class A and Class C, respectively, and a fourth class of shares, Class B was established. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

 30

PAGE


MUTUAL SHARES FUND
Notes to Financial Statements (unaudited) (continued)

2. CAPITAL STOCK (CONT.)
At June 30, 1999, there were 1.7 billion shares authorized ($0.001 par value) of which 1 billion, 250 million, 200 million and 250 million were designated as Class Z, Class A, Class B and Class C shares, respectively. Transactions in the Fund's shares were as follows:

                                                             SIX MONTHS ENDED                          YEAR ENDED
                                                              JUNE 30, 1999                        DECEMBER 31, 1998
                                                        --------------------------------------------------------------
                                                        SHARES           AMOUNT                SHARES           AMOUNT
                                                        --------------------------------------------------------------
CLASS Z SHARES:
Shares sold.........................................    6,108,780    $   127,180,878          19,502,032    $   413,844,106
Shares issued on reinvestment of distributions......    4,479,895         99,273,771          25,912,149        507,736,078
Shares redeemed.....................................  (59,420,039)    (1,213,094,881)        (95,950,368)    (2,005,619,652)
                                                      ---------------------------------------------------------------------
Net decrease........................................  (48,831,364)   $  (986,640,232)        (50,536,187)   $(1,084,039,468)
                                                      =====================================================================
                                                             SIX MONTHS ENDED                          YEAR ENDED
                                                              JUNE 30, 1999                        DECEMBER 31, 1998
                                                      ---------------------------------------------------------------------
                                                         SHARES           AMOUNT                SHARES           AMOUNT
                                                      ---------------------------------------------------------------------
CLASS A SHARES:
Shares sold.........................................    8,205,284    $   171,663,150          46,308,752    $ 1,006,489,888
Shares issued on reinvestment of distributions......    1,152,995         25,448,822           6,240,384        121,708,309
Shares redeemed.....................................  (18,911,232)      (388,768,359)        (24,191,574)      (499,441,054)
                                                      ---------------------------------------------------------------------
Net increase (decrease).............................   (9,552,953)   $  (191,656,387)         28,357,562    $   628,757,143
                                                      =====================================================================
                                                             SIX MONTHS ENDED
                                                              JUNE 30, 1999+
                                                      ------------------------------
                                                        SHARES           AMOUNT
                                                      ------------------------------
CLASS B SHARES:
Shares sold.........................................      487,229    $    10,359,178
Shares issued on reinvestment of distributions......        7,703            169,458
Shares redeemed.....................................       (2,948)           (61,922)
                                                      ------------------------------
Net increase........................................      491,984    $    10,466,714
                                                      ==============================
                                                             SIX MONTHS ENDED                          YEAR ENDED
                                                              JUNE 30, 1999                        DECEMBER 31, 1998
                                                      ---------------------------------------------------------------------
                                                        SHARES           AMOUNT                SHARES           AMOUNT
                                                      ---------------------------------------------------------------------
CLASS C SHARES:
Shares sold.........................................    3,835,669    $    80,070,683          28,245,508    $   612,709,669
Shares issued on reinvestment of distributions......      700,489         15,383,457           3,814,215         74,005,389
Shares redeemed.....................................  (10,364,039)      (210,687,360)        (10,921,730)      (221,394,738)
                                                      ---------------------------------------------------------------------
Net increase (decrease).............................   (5,827,881)   $  (115,233,220)         21,137,993    $   465,320,320
                                                      =====================================================================

+ Effective date of Class B shares was January 1, 1999.

                                                                              31
PAGE


MUTUAL SHARES FUND
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Series Fund are also officers and/or directors of Franklin Mutual Advisers, Inc. (Franklin Mutual) and Franklin Templeton Services, Inc. (FT Services), the Fund's investment manager and administrative manager, respectively. Franklin/Templeton Investor Services, Inc. (Investor Services) and Franklin/Templeton Distributors, Inc. (Distributors) are the Fund's transfer agent and principal underwriter, respectively.

The Fund pays an investment management fee to Franklin Mutual of 0.60% per year of the average daily net assets of the Fund. Franklin Mutual agreed, through June 30, 2000, to limit the expense ratio of the Fund to be no higher than expected for the Fund's 1996 fiscal year, except that increases in expenses will be permitted if the Series Fund's Board of Directors determines that such expenses would have been higher had the merger between Franklin Mutual and the Fund's former investment adviser not taken place. This expense limitation does not include items such as litigation expenses, interest, taxes, insurance, brokerage commissions, and expenses of an extraordinary nature. The expense reduction is set forth in the Statement of Operations.

The Fund pays its allocated share of an administrative fee to FT Services based on the Series Fund's aggregate average daily net assets as follows:


ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion


The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.35%, 1.00% and 1.00% per year of the average daily net assets of Class A, Class B and Class C shares, respectively. Distributors received net commissions from sales of those Fund shares, and received contingent deferred sales charges for the period of $233,842 and $868,160, respectively.

4. INCOME TAXES

At June 30, 1999, the net unrealized appreciation based on the cost of investments for income tax purposes of $6,629,908,338 was as follows:

Unrealized appreciation.....................................  $1,990,512,158
Unrealized depreciation.....................................    (164,127,152)
                                                              --------------
Net unrealized appreciation.................................  $1,826,385,006
                                                              ==============


Net investment income and net realized capital gains differ for financial statement and tax purposes primarily due to differing treatments of passive foreign investment companies and foreign currency transactions.

 32


PAGE


MUTUAL SHARES FUND
Notes to Financial Statements (unaudited) (continued)

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 1999, aggregated $2,316,637,908 and $3,590,223,786 respectively.

Transactions in options written during the six months ended June 30, 1999 were as follows:

                                                                 NUMBER
                                                              OF CONTRACTS     PREMIUM
                                                              ------------------------
Options outstanding at December 31, 1998....................       377        $  89,525
Options written.............................................       601          243,101
Options expired.............................................      (844)        (279,628)
Options terminated in closing transactions..................      (134)         (52,998)
Options exercised...........................................         0                0
                                                              -------------------------
Options outstanding at June 30, 1999........................         0        $       0
                                                              =========================

6. RESTRICTED SECURITIES

The Fund may purchase securities through a private offering that generally cannot be sold to the public without prior registration under the Securities Act of 1933. The costs of registering such securities are paid by the issuer. Restricted securities held at June 30, 1999 are as follows:

NUMBER OF SHARES OR                                                                   ACQUISITION
 PRINCIPAL AMOUNT                                ISSUER                                  DATE           VALUE
-----------------------------------------------------------------------------------------------------------------
    38,440,402        Canary Wharf Group Plc. ....................................      5/06/99      $217,583,751
       305,881        Environmental Credits LLC...................................      3/09/98        60,380,909
       750,000        FBR Asset Investment Corp. .................................     12/12/97         9,375,000
    10,275,000        Golden Ocean Group Ltd., 10.00%, 8/31/01....................      8/26/97         1,130,250
         4,030        Golden Ocean Group Ltd., wts., 8/31/01......................      8/26/97                 0
             3        Lancer Industries Inc., B...................................      8/11/89         9,737,540
       288,400        Laser Mortgage Management Inc. .............................     11/26/97           991,375
     6,984,000        Roil Limited, 144A, 12.779%, 12/05/02.......................      5/08/98         2,444,400
       585,075        Security Capital European Realty............................      4/08/98        10,137,712
    11,260,174        Sunbeam Corp. ..............................................      2/23/90        80,439,868
                                                                                                     ------------
TOTAL RESTRICTED SECURITIES (COST $108,318,893) (4.54% OF NET ASSETS).............                   $392,220,805
                                                                                                     ============

                                                                              33
PAGE

MUTUAL SHARES FUND

Notes to Financial Statements (unaudited) (continued)

7. INVESTMENT IN AFFILIATES

The Investment Company Act of 1940 defines "affiliated persons" to include any persons, such as the Fund, that owns 5% or more of the outstanding voting securities of another person. Investments in "affiliated persons" at June 30, 1999 were $734,911,874. For the six months ended June 30, 1999, dividend income from "affiliated persons" was $4,252,000 and net realized gains from disposition of "affiliated persons" were $28,840,154.


                                NUMBER OF                                  NUMBER OF                     DIVIDEND INCOME
                               SHARES HELD      GROSS         GROSS       SHARES HELD        VALUE           1/1/99-
       NAME OF ISSUER         DEC. 31, 1998   ADDITIONS    REDUCTIONS    JUNE 30, 1999   JUNE 30, 1999       6/30/99
------------------------------------------------------------------------------------------------------------------------
CONTROLLED AFFILIATES*
Environmental Credits LLC...      316,331             --      (10,450)       305,881     $ 60,380,909              --
MSCW Investors I LLC........   40,500,000             --   (40,500,000)           --               **              --
                                                                                         -------------------------------
TOTAL CONTROLLED
 AFFILIATES.................                                                             $ 60,380,909              --
                                                                                         ===============================
NON CONTROLLED AFFILIATES
Alexander's Inc. ...........      383,200             --           --        383,200     $ 28,308,900              --
Canary Wharf Group
 Plc.****...................           --     38,440,402           --     38,440,402      217,583,751              --
City Investing Company
 Liquidating Trust..........    4,314,037             --           --      4,314,037        5,662,174              --
FBR Asset Investment
 Corp. .....................      750,000             --           --        750,000        9,375,000      $  243,750
Florida East Coast
 Industries Inc. ...........    2,027,900             --      (36,600)     1,991,300       88,115,025         100,630
Genesee Corp., A............       15,911             --         (700)        15,211          403,092          17,257
Genesee Corp., B............       96,750             --      (34,700)        62,050        1,644,325          92,015
Kreisler Manufacturing
 Corp. .....................      144,480             --     (144,480)            --               **              --
Lancer Industries Inc., B...            3             --           --              3        9,737,540              --
MBO Properties Inc. ........      574,712             --           --        574,712          287,356              --
MFN Financial Corp. ........           --        573,806           --        573,806        5,702,197              --
MFN Financial Corp., Series
 A, 10.00%, 4/23/01.........           --     13,112,400   (10,735,000)    2,377,400        2,246,643              --
MFN Financial Corp., Series
 B, FRN, 9.495%, 4/23/01....           --     13,112,400   (9,085,000)     4,027,400        3,805,893              --
Seaboard Corp. .............       78,050             --           --         78,050       26,537,000          39,025
Sunbeam Corp. ..............   11,260,174             --           --     11,260,174       80,439,868              --
Telephone & Data Systems
 Inc. ......................    2,913,400             --     (330,100)     2,583,300               **         328,831
United Asset Management
 Corp. .....................    3,435,900             --           --      3,435,900       78,166,725         687,180
Van Melle NV................      939,307         14,824      (64,650)       889,481       57,100,332         941,261
Ventas Inc. ................    3,469,300        569,900   (3,500,900)       538,300               **       1,364,064
White Mountain Insurance
 Group Inc.***..............      674,084             --     (252,700)       421,384       59,415,144         438,187
                                                                                         -------------------------------
TOTAL NON CONTROLLED
 AFFILIATES.................                                                             $674,530,965      $4,252,200
                                                                                         ===============================

                               REALIZED
                                CAPITAL
       NAME OF ISSUER         GAIN/(LOSS)
-----------------------------------------
CONTROLLED AFFILIATES*
Environmental Credits LLC...  $   424,472
MSCW Investors I LLC........    8,147,589
                              -----------
TOTAL CONTROLLED
 AFFILIATES.................  $ 8,572,061
                              ===========
NON CONTROLLED AFFILIATES
Alexander's Inc. ...........           --
Canary Wharf Group
 Plc.****...................           --
City Investing Company
 Liquidating Trust..........           --
FBR Asset Investment
 Corp. .....................           --
Florida East Coast
 Industries Inc. ...........  $   339,824
Genesee Corp., A............      (11,988)
Genesee Corp., B............     (510,115)
Kreisler Manufacturing
 Corp. .....................       76,712
Lancer Industries Inc., B...
MBO Properties Inc. ........      718,390
MFN Financial Corp. ........           --
MFN Financial Corp., Series
 A, 10.00%, 4/23/01.........       36,038
MFN Financial Corp., Series
 B, FRN, 9.495%, 4/23/01....      183,341
Seaboard Corp. .............           --
Sunbeam Corp. ..............           --
Telephone & Data Systems
 Inc. ......................    2,337,993
United Asset Management
 Corp. .....................           --
Van Melle NV................     (619,078)
Ventas Inc. ................   (2,798,771)
White Mountain Insurance
 Group Inc.***..............   20,515,747
                              -----------
TOTAL NON CONTROLLED
 AFFILIATES.................  $20,268,093
                              ===========

   * Issuer in which the Fund owns 25% or more of the outstanding voting securities.
  ** As of June 30, 1999, no longer an affiliate.
 *** Name changed from Fund American Enterprises Holding Inc. effective June 1,
     1999.
**** MSCW Investors I LLC shares were exchanged for shares of Canary Wharf Group
     PLC effective May 6, 1999.

 34

PAGE

MUTUAL SHARES FUND
Notes to Financial Statements (unaudited) (continued)

8. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

The Fund has been a party to financial instruments with off-balance-sheet risk, primarily forward exchange contracts, in order to minimize the impact on the Fund from adverse changes in the relationship between the functional currency and foreign currencies and interest rates. These instruments involve market risk in excess of the amount recognized on the Statement of Assets and Liabilities. Some of these risks have been minimized by offsetting contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts, future movement in currency values and interest rates and contract positions that are not exact offsets. The contract amount indicates the extent of the Fund's involvement in such contracts.

A forward exchange contract is an agreement between two parties to exchange different currencies at a specific rate at an agreed future date. At June 30, 1999, the Fund has outstanding forward exchange contracts for the sale of currencies as set out below. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the day of entry into the contract.

As of June 30, 1999, the Fund had the following forward exchange contracts outstanding:

                                                                                      IN           SETTLEMENT         UNREALIZED
                                                                                  EXCHANGE FOR        DATE            GAIN/(LOSS)
CONTRACTS TO BUY:                                                                 -----------------------------------------------
------------------
      18,056,759    Canadian Dollars......................................  U.S.  $   11,873,896     7/13/99    U.S.  $   466,471
      24,868,378    Canadian Dollars......................................            16,603,499    10/29/99              417,762
                                                                                  --------------                      -----------
                                                                            U.S.  $   28,477,395                          884,233
                                                                                  ==============                      -----------

                                                                              35
PAGE


MUTUAL SHARES FUND
Notes to Financial Statements (unaudited) (continued)

8. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (CONT.)

                                                                                        IN         SETTLEMENT         UNREALIZED
CONTRACTS TO SELL:                                                                 EXCHANGE FOR       DATE            GAIN/(LOSS)
------------------                                                                 -------------   ----------         -----------
      71,476,711    European Unit.........................................  U.S.  $   82,542,452     7/19/99    U.S.  $ 8,727,226
      55,384,646    British Pounds........................................            91,716,973     7/20/99            4,405,393
     215,005,338    Swedish Krona.........................................            27,992,771     7/21/99            2,601,244
      31,839,909    British Pounds........................................            51,846,160     8/17/99            1,641,321
     217,102,854    Swedish Krona.........................................            27,656,414     8/17/99            2,044,968
      86,385,082    European Unit.........................................            95,479,103     8/31/99            5,972,570
      79,760,552    European Unit.........................................            87,764,605     9/10/99            5,055,987
      96,228,200    Swiss Franc...........................................            65,843,907     9/10/99            3,416,679
     548,852,673    Swedish Krona.........................................            67,929,123     9/15/99            3,059,834
     314,949,046    Swedish Krona.........................................            38,648,879     9/20/99            1,412,467
   1,217,827,839    Japanese Yen..........................................            10,471,501     9/24/99              278,795
     114,516,485    European Unit.........................................           124,880,110    10/12/99            5,828,087
     406,651,023    Swedish Krona.........................................            49,670,334    10/19/99            1,496,505
      95,141,237    European Unit.........................................           104,034,486    10/27/99            5,007,382
      32,054,868    British Pounds........................................            52,228,588    11/16/99            1,622,927
     235,302,854    Swedish Krona.........................................            29,973,627    11/17/99            2,042,442
      46,335,748    European Unit.........................................            49,681,189    11/29/99            1,326,347
       7,131,990    British Pounds........................................            11,475,059    12/15/99              210,430
      44,660,143    European Unit.........................................            47,254,987    12/17/99              581,939
      32,384,362    British Pounds........................................            52,524,087    12/20/99            1,370,486
      33,352,596    British Pounds........................................            53,763,902     1/18/00            1,058,793
      98,934,223    British Pounds........................................           160,182,690     5/22/00            3,587,844
                                                                                  --------------                      -----------
                                                                            U.S.  $1,383,560,947                       62,749,666
                                                                                  ==============                      -----------
         Unrealized gain on forward exchange contracts....................                                             63,633,899
                                                                                                                      -----------
CONTRACTS TO BUY:
------------------
       3,496,808    Canadian Dollars......................................  U.S.  $    2,398,346     7/13/99               (8,555)
      21,831,464    Canadian Dollars......................................            14,978,217    10/29/99              (35,583)
                                                                                  --------------                      -----------
                                                                            U.S.  $   17,376,563                          (44,138)
                                                                                  ==============                      -----------
CONTRACTS TO SELL:
------------------
      25,087,042    Canadian Dollars......................................  U.S.  $   16,647,009     7/13/99             (498,002)
      91,185,800    Swedish Krona.........................................            10,750,000     9/15/99              (27,315)
      30,200,000    Japanese Yen..........................................               249,876     9/24/99               (2,885)
     130,179,457    Canadian Dollars......................................            86,210,138    10/29/99           (2,891,713)
                                                                                  --------------                      -----------
                                                                            U.S.  $  113,857,023                       (3,419,915)
                                                                                  ==============                      -----------
         Unrealized loss on forward exchange contracts....................                                             (3,464,053)
                                                                                                                      -----------
           Net unrealized gain on forward exchange contracts..............                                      U.S.  $60,169,846
                                                                                                                      ===========

 36

PAGE

SEMIANNUAL REPORT

CHAIRMAN OF THE BOARD
Michael F. Price

OFFICERS
Peter A. Langerman
Robert L. Friedman
Jeffrey Altman
Raymond Garea
David E. Marcus
Larry Sondike
David Winters

INVESTMENT MANAGER
Franklin Mutual Advisers, Inc.
51 John F. Kennedy Parkway
Short Hills, NJ 07078

DISTRIBUTOR
Franklin/Templeton Distributors, Inc.
1-800-DIAL-BEN(R)
www.franklin-templeton.com

SHAREHOLDER SERVICES
1-800-632-2301 - (Class A, B, & C)
1-800-448-FUND - (Class Z)

FUND INFORMATION
1-800-342-5236

This report must be preceded or accompanied by the current Mutual Shares Fund prospectus, which contains more complete information including risk factors, charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.



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